Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	The following table summarizes the Company’s inventories:
	December 31,
	2025	2024
Raw materials and parts	1,341	808
Finished goods	1,729	685
	3,070	1,493